Stock-Based Compensation (Narrative) (Details) $ in Thousands		12 Months Ended
	Aug. 20, 2018	Dec. 31, 2018 USD ($) ShareBasedCompensationPlan shares	Dec. 31, 2017 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation plans | ShareBasedCompensationPlan		2
Compensation cost | $		$ 376	$ 246
Total income tax (expense) benefit | $		$ 79	$ 84
Reverse stock split ratio	5.5
Shares granted		0	0
Shares vested		38,237
2003 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized		18,181
2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be issued		272,727
Shares remaining available		33,837
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods exercisable from date of grant		10 years
Shares cancelled, forfeited or expired		1,667
Stock Options [Member] | 2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized		36,363
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods		1 year
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods		3 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be issued		31,827	39,181
Unrecognized compensation cost | $		$ 812	$ 918
Restricted Stock [Member] | 2003 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized		5,454
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods		1 year
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods		3 years